Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	¥ 135,400	¥ 118,693
Other	2,223	175
Total deferred tax assets	137,623	118,868
Deferred tax liabilities:
Debt issuance costs	(369)	(393)
Other receivables	(2,274)
Capitalized software	(1,011)
Other	(362)	(850)
Total deferred tax liabilities	(4,016)	(1,243)
Less: Valuation allowance	¥ (133,607)	¥ (117,625)	¥ (117,527)	¥ (101,024)